TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
Schedule of composition of trade and other receivables

	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	251,169,538	238,146,331	94,190	56,781
Other debtors	41,973,516	39,798,245	277,077	483,139
Other accounts receivable	5,749,110	1,825,710	134	—
Total	298,892,164	279,770,286	371,401	539,920

	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	255,616,735	242,638,974	94,190	56,781
Other debtors	42,135,933	40,206,431	277,077	483,139
Other accounts receivable	5,834,787	1,921,211	134	—
Total	303,587,455	284,766,616	371,401	539,920

Schedule of stratification of the portfolio

	12.31.2023	12.31.2022
	ThCh$	ThCh$
Less than one month	239,907,074	229,587,868
Between one and three months	7,467,587	4,577,833
Between three and six months	1,276,211	2,418,252
Between six and eight months	5,142,341	5,392,862
Older than eight months	1,917,712	718,940
Total	255,710,925	242,695,755

Schedule of provision for expected credit losses

The provision for expected credit losses associated with each tranche of the portfolio for current and non-current trade receivables is as follows:

	12.31.2023
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	239,907,074	(700,137)	0.16%
Between one and three months	7,467,587	(294,510)	10.88%
Between three and six months	1,276,211	(138,648)	21.60%
Between six and eight months	5,142,341	(2,397,365)	68.09%
Older than eight months	1,917,712	(916,537)	40.99%
Total	255,710,925	(4,447,197)

	12.31.2022
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	229,587,868	(701,701)	0.31%
Between one and three months	4,577,833	(431,630)	9.43%
Between three and six months	2,418,252	(786,856)	32.54%
Between six and eight months	5,392,862	(2,402,146)	44.54%
Older than eight months	718,940	(170,310)	23.69%
Total	242,695,755	(4,492,643)

Schedule of movement in the allowance for expected credit losses

	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Opening balance	4,492,643	4,711,371	6,795,663
Increase (decrease)	1,319,216	(150,671)	1,697,887
Provision reversal	(1,110,743)	(654,381)	(3,832,220)
Increase (decrease) for changes of foreign currency	(253,919)	586,324	50,041
Sub – total movements	(45,446)	(218,728)	(2,084,292)
Ending balance	4,447,197	4,492,643	4,711,371